Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0000914475
Registrant Name	NEUROCRINE BIOSCIENCES INC
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES